SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
Schedule of the Company's revenues generated from each segment

	Years ended December 31, 2010
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$911,913,455	$540,469,534	$—	$(246,804,128)	$1,205,578,861
Gross (loss) profit	$269,996,288	$80,537,398	$—	$(2,569,958)	$347,963,728

	Years ended December 31, 2011
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$819,405,032	$395,171,888	$—	$(229,297,553)	$985,279,367
Gross (loss) profit	$53,857,042	$37,759,156	$—	$4,436,946	$96,053,144

	Years ended December 31, 2012
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$748,873,942	$518,132,795	$6,856,099	$(304,730,940)	$969,131,896
Gross (loss) profit	$(52,897,042)	$19,151,940	$3,323,488	$(5,272,043)	$(35,693,657)

Schedule of the Company's revenues generated from each product
	Years ended December 31,
	2010	2011	2012
Solar wafers	$640,127,122	$471,661,221	$434,863,725
Service revenue from tolling arrangement	78,040,989	72,470,242	666,771
Solar modules	475,459,658	381,024,666	494,158,334
Power	—	—	5,062,579
Solar cells	3,959,149	557,198	1,862,342
Other materials	7,991,943	59,566,040	32,518,145
Total	$1,205,578,861	$985,279,367	$969,131,896

Schedule of the Company's revenues generated by geographic location of customers
	Years ended December 31,
	2010	2011	2012
Mainland China	$432,244,661	$384,612,702	$423,874,152
Taiwan	105,628,418	115,391,115	79,457,996
Australia	959,487	3,264,955	60,324,084
Singapore	37,231,290	2,303,270	49,825,855
Korea	67,258,950	89,186,998	18,035,540
India	13,178,876	4,309,772	6,102,690
Hong Kong	30,537,477	1,054,364	3,599,811
Other Asia Pacific countries	2,215,499	227,108	27,930
Asia Pacific Total	$689,254,658	$600,350,284	$641,248,058

Germany	180,913,486	110,503,738	133,066,515
Greece	—	15,294,700	53,337,917
Belgium	8,391,253	31,231,396	25,411,767
America	60,415,307	64,693,678	16,461,811
Italy	70,270,371	61,615,219	13,662,581
France	19,558,271	37,126,579	11,893,602
Spain	66,833,525	38,586,654	8,266,207
Czech Republic	79,095,388	6,563,582	4,117,232
Others	30,846,602	19,313,537	61,666,206
Total	$1,205,578,861	$985,279,367	$969,131,896

Schedule of the customers accounting for 10% or more of total net revenues
	Years ended December 31,
	2010	2011		2012
Customer A	$152,467,373		*		*

*: Less than 10%.